UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Copeland Capital Management, LLC
       Address: 161 Washington Street, Suite 1650
             	Eight Tower Bridge
         	Conshohocken, PA 19428


       Form 13F File Number: 028-14668

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Karen S. Kirk
       Title:	Chief Operating Officer
       Phone:	(484) 530-4300

       Signature, Place, and Date of Signing:

                Karen S. Kirk        Conshohocken, PA     8/6/12
                 [Signature]          [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  1

       Form 13F Information Table Entry Total:	  98

       Form 13F Information Table Value Total:	  431,368
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

           1     28-14902	               The Colony Group

          [Repeat as necessary.]



                                                                                                              Voting Authority
                                                                                                           -----------------------

                                                        Value    Shares/      Sh/ Put/ Invstmt Other
Name of Issuer                Title of class  CUSIP     (x$1000) Prn Amt      Prn Call Dscretn Managers    Sole    Shared  None
----------------------------- --------------- --------- -------- ------------ --- ---- ------- ----------- ------- ------- -------


A S M L HOLDING NV NEW F N Y  COM             N07059186      949        18455 SH       Sole                  18455
R
ABBOTT LABORATORIES           COM             002824100    10176       157836 SH       Sole                 132061           25775
ACCENTURE PLC                 COM             G1151C101    10475       174319 SH       Sole                 144847           29472
ACE LIMITED NEW F             COM             H0023R105     8393       113217 SH       Sole                  97983           15234
ACTIVISION BLIZZARD INC       COM             00507V109     1206       100596 SH       Sole                 100596
AIRGAS                        COM             009363102     1145        13630 SH       Sole                  11121            2509
ALBEMARLE                     COM             012653101      293         4908 SH       Sole                   4908
ALLIANCE RES PARTNERS LP      COM             01877R108      860        15333 SH       Sole                  12367            2966
ALTRIA GROUP                  COM             02209S103      356        10309 SH       Sole                   9679             630
AMERIPRISE FINL INCORPORATED  COM             03076C106     8368       160117 SH       Sole                 138121           21996
AMERISOURCEBERGEN             COM             03073E105     8725       221738 SH       Sole                 190032           31706
ANADARKO PETE CORP            COM             032511107      528         7982 SH       Sole                   7982
APACHE CORP                   COM             037411105      586         6666 SH       Sole                   6666
APPLE INC                     COM             037833100     1642         2811 SH       Sole                   2794              17
AUTO DATA PROCESSING          COM             053015103      851        15295 SH       Sole                  11503            3792
B G C PARTNERS CLASS A        COM             05541T101     1813       308803 SH       Sole                 308802               1
BANK OF THE OZARKS INC        COM             063904106     8673       288344 SH       Sole                 252586           35758
BHP BILLITON LTD ADR          COM             088606108     1372        21011 SH       Sole                  18282            2729
BLACKROCK INC                 COM             09247X101     1285         7569 SH       Sole                   7569
BOEING CO                     COM             097023105     1512        20344 SH       Sole                  20344
BRINKER INTERNATIONAL         COM             109641100     7295       228889 SH       Sole                 228889
C S X CORP                    COM             126408103     8856       396049 SH       Sole                 334207           61842
CANADIAN NATIONAL RAILWAY     COM             136375102      809         9582 SH       Sole                   7204            2378
CARDINAL HEALTH               COM             14149Y108     8400       199998 SH       Sole                 171193           28805
CASEYS GENERAL STORES         COM             147528103     9377       158964 SH       Sole                 128800           30164
CBS CORPORATION CL B NEW      COM             124857202     1013        30895 SH       Sole                  30895
CHEVRON CORPORATION           COM             166764100     2172        20592 SH       Sole                  18399            2193
CHURCH & DWIGHT               COM             171340102     8845       159449 SH       Sole                 138451           20998
COCA COLA COMPANY             COM             191216100      242         3098 SH       Sole                   2983             115
COLGATE-PALMOLIVE             COM             194162103     2106        20234 SH       Sole                  18111            2123
COMCAST CORP                  COM             20030N200     8765       279146 SH       Sole                 239516           39630
COMPASS MINERALS INTL         COM             20451N101     1039        13622 SH       Sole                  10723            2899
CONOCOPHILLIPS                COM             20825C104     2021        36166 SH       Sole                  33925            2241
CORPORATE EXECUTIVE BOARD CO  COM             21988R102      438        10706 SH       Sole                  10706
COSTCO WHSL CORP NEW          COM             22160K105     9137        96178 SH       Sole                  82025           14153
CROSSTEX ENERGY INC           COM             22765Y104      297        21214 SH       Sole                  21214
CUMMINS INC                   COM             231021106     9675        99830 SH       Sole                  88552           11278
CVS CAREMARK                  COM             126650100     8289       177388 SH       Sole                 152032           25356
DARDEN RESTAURANTS INC        COM             237194105     1329        26259 SH       Sole                   6331           19928
DIGITAL REALTY TRUST INC REIT COM             253868103     9535       127019 SH       Sole                 108847           18172
DISNEY WALT CO                COM             254687106     1687        34782 SH       Sole                  34782
ECOLAB                        COM             278865100     1064        15528 SH       Sole                  15528
ENBRIDGE INC                  COM             29250N105     8521       213454 SH       Sole                 178305           35149
ENTERPRISE PRD PRTNRS LP      COM             293792107     1067        20821 SH       Sole                  16434            4387
EXPRESS SCRIPTS HLDG CO       COM             30219G108     1547        27710 SH       Sole                  27710
EXXON MOBIL CORPORATION       COM             30231G102      883        10313 SH       Sole                   9513             800
FACTSET RESEARCH SYSTEMS      COM             303075105     8139        87575 SH       Sole                  72658           14917
FAMILY DOLLAR STORES INC      COM             307000109      321         4828 SH       Sole                   4828
GENERAL ELECTRIC COMPANY      COM             369604103     1922        92240 SH       Sole                  92057             183
GENESIS ENERGY LP UNIT LTD    COM             371927104     8173       281134 SH       Sole                 245618           35516
PAR
GENUINE PARTS CO              COM             372460105     1442        23941 SH       Sole                  23771             170
GRAINGER W W                  COM             384802104     8387        43856 SH       Sole                  37973            5883
HEALTHCARE SERVICES GROUP     COM             421906108      213        11007 SH       Sole                  11007
HERBALIFE LTD                 COM             G4412G101     1356        28066 SH       Sole                   5428           22638
INTEL CORP                    COM             458140100    10522       394828 SH       Sole                 333310           61518
INTL BUSINESS MACHINES        COM             459200101     9561        48886 SH       Sole                  40146            8740
JOHNSON & JOHNSON             COM             478160104      481         7115 SH       Sole                   7115
KINDER MORGAN INC             COM             49456B101     1470        45617 SH       Sole                  45617
LOCKHEED MARTIN               COM             539830109     9748       111937 SH       Sole                  99349           12589
MASTERCARD INC                COM             57636Q104     1529         3555 SH       Sole                   3555
MCDONALDS                     COM             580135101     8835        99797 SH       Sole                  84252           15545
MICROSOFT                     COM             594918104     7148       233681 SH       Sole                 233491             190
NATIONAL CINEMEDIA INC        COM             635309107      275        18131 SH       Sole                  18131
NEWMARKET CORPORATION         COM             651587107      970         4476 SH       Sole                   3368            1108
NIKE INC                      COM             654106103      591         6728 SH       Sole                   4738            1990
NORDSON CORP                  COM             655663102     8167       159235 SH       Sole                 133473           25762
NORFOLK SOUTHERN CORP         COM             655844108     1385        19300 SH       Sole                  19300
NOVARTIS ADR                  COM             66987V109     7468       133592 SH       Sole                 133417             175
NOVO-NORDISK ADR              COM             670100205     9612        66135 SH       Sole                  53043           13092
NU SKIN ENTERPRISES           COM             67018T105     7314       155941 SH       Sole                 155941
OCCIDENTAL PETE CORP          COM             674599105     2117        24687 SH       Sole                  22120            2567
OMEGA HEALTHCARE INVESTORS    COM             681936100     9290       412881 SH       Sole                 343502           69379
ONEOK INC                     COM             682680103     9984       235974 SH       Sole                 192460           43514
PARKER-HANNIFIN CORP          COM             701094104     7209        93774 SH       Sole                  81836           11938
PEPSICO INCORPORATED          COM             713448108      201         2841 SH       Sole                   2841
PHILIP MORRIS INTL            COM             718172109    10419       119402 SH       Sole                  96058           23344
PHILLIPS 66                   COM             718546104      586        17632 SH       Sole                  16571            1061
POLARIS INDUSTRIES INC        COM             731068102     7860       109962 SH       Sole                  92607           17355
PRAXAIR INC                   COM             74005P104     2464        22665 SH       Sole                  20582            2083
QUALCOMM                      COM             747525103     9905       177895 SH       Sole                 150579           27316
ROSS STORES                   COM             778296103     8659       138617 SH       Sole                 135182            3435
SEADRILL LTD F                COM             G7945E105     1018        28647 SH       Sole                  28647
STANLEY BLACK & DECKER INC    COM             854502101      966        15016 SH       Sole                  15016
STRYKER                       COM             863667101     9016       163630 SH       Sole                 132602           31028
SUNOCO LOGISTICS PTNR LP      COM             86764l108     8555       235859 SH       Sole                 209671           26188
T J X COS INC                 COM             872540109     8792       204809 SH       Sole                 170785           34024
T ROWE PRICE GROUP INC        COM             74144T108     9489       150721 SH       Sole                 130398           20323
TIME WARNER INC NEW           COM             887317303     1079        28021 SH       Sole                  28021
UNITED PARCEL SERVICE B CLASS COM             911312106     1619        20556 SH       Sole                  20461              95
UNITED TECHNOLOGIES CORP      COM             913017109      798        10565 SH       Sole                   8082            2483
UNITEDHEALTH GROUP INC        COM             91324P102     2105        35985 SH       Sole                  35985
WESTWOOD HOLDINGS GROUP       COM             961765104      466        12511 SH       Sole                  11786             725
WILLIAMS COMPANIES            COM             969457100     8357       289956 SH       Sole                 249001           40955
WISCONSIN ENERGY              COM             976657106     9969       251944 SH       Sole                 222734           29210
WYNN RESORTS                  COM             983134107     1032         9946 SH       Sole                   9946
KAYNE ANDERSON MLP INVT       MUTCLS          486606106      207         6725 SH       Sole                   6725
TORTOISE EGY INFRASTRUCT      MUTCLS          89147L100      355         8905 SH       Sole                   6815            2090
S P D R S&P 500 ETF TR        ETF             78462F103      204         1500 SH       Sole                   1500
EXPIRIN